Shareholders’ equity (Details Narrative) $ in Thousands	3 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jun. 03, 2024 $ / shares
Notes and other explanatory information [abstract]
Exchange rate | $ / shares			0.02360
Compensation expenses | $	$ 6	$ 14